Scout SM
Stock Fund


A no-load mutual fund
with primary emphasis
on long-term growth of
both capital and income.


Quarterly Report
March 31, 1998



TO THE SHAREHOLDERS

During the three months ended March 31, 1998, Scout Stock Fund rose to $20.64 per share from $19.01 per share, providing investors with a total return of 8.57%. For the year ended March 31, 1998, Fund investors earned a total return (including capital gain and dividend distributions) of 31.17%.

After a lackluster January, the bull market got back on track and soared to the best first quarter since 1991. The stock-only portion of your Fund rose 12.4% in the quarter, in line with other growth funds and comparable to the popular market averages. However, total Fund results were affected by the decision to maintain a 20% cash-equivalent reserve to cushion Fund values in the event of a market decline.

By most measures of valuation, the market is excessively priced in relation to usual fundamental expectations and historic norms. Over the last year, stocks have risen about 30% while year-to-year earnings have risen only 3%. The companies in the Standard & Poor's Industrials are trading at 14 times cash flow, compared with 4.2 times cash flow at the beginning of the bull market in 1982.

It is virtually impossible to determine when investor enthusiasm will wane. The influences of foreign investors (who can be quite fickle) and cash takeover activity have added fuel to the speculative fires. We believe it is prudent to maintain opportunity reserves and not be greedy, and we have positioned the Fund's stock holdings in industry groups and individual securities that offer more reasonable prices. The stocks in your Fund have an average price to book ratio of 3.5, about 2/3 the level of the overall market. Your Fund has an income yield of 2.8%, more than a full percentage point above the market. And most importantly, the Fund's Beta (a statistical measure of volatility risk) is less than 2/3 of the overall market.

Many other funds are becoming more concentrated in a narrow list of the blue chip stocks. But we believe it is more important than ever to stay broadly diversified and equally weighted to avoid a disproportionate impact from unforeseen events or earnings surprises.

Over the long term, the Fund's investors have been well-rewarded during up and down markets. The wisdom of our approach can be seen in the annualized return statistics in this report.

The outlooks for profit growth in mid-capitalization stocks is stronger and should improve the relative performance of this sector as 1998 progresses. This also should help the Fund, which holds a diversified mix of large and mid-cap stocks.

It is not easy to find value in a market with such strong momentum. The Fund benefited from its underweighting in technology and financial stocks, as many stocks in those sectors were weak. The Fund also was helped by its overweighting in retail stocks, one of the leading market groups during the quarter. A cut in Asian orders weakened the basic industries, which detracted from the Fund's relative performance.

Merger and acquisition activity continued at a torrid pace as large companies with excess cash acquired small and mid-sized companies using highly valued stock to buy market share. Examples of this action in the Fund's portfolio were Compaq Computer Corp. buying Digital Equipment Corp., and Williams Co. acquiring MAPCO.

The Fund's objective is to provide long-term growth of both capital and dividend income. Current yield is secondary to the long-term growth objective.

We appreciate you as a valued shareholder of Scout Stock Fund and continually welcome your questions or comments.

Chart - Hypothetical Growth of $10,000

Chart - Comparative Rates of Return

                              5 1/4 Years   10 1/4 Years   15 1/4 Years
  Scout Stock Fund              13.9%           13.0%         13.3%
  Scout Stock Fund Equities     18.0%           16.3%         16.3%
  Lipper Growth Funds*          18.8%           17.0%         15.6%
  S&P 500*                      22.2%           19.1%         18.2%
  Value Line Composite*         15.0%           11.9%         10.7%

  Scout Stock Fund's average annual compound returns for 1-, 5- and 10-year periods ended March 31, 1998, are 31.2%, 13.8% and 12.7%, respectively. Performance data contained in this report are for past periods only. Past performance is not predictive of future performance. Investment return and share value will flucuate, and redemption value may be more or less than the original cost. *Unmanaged index of stocks, bonds, or mutual funds (there are no direct investments or fees in these indicies).

Chart - Fund Diversification

  Cash Equivalents      19.84%
  Utilities             14.80%
  Capital Goods          5.45%
  Technology             6.16%
  Energy                 8.29%
  Basic Materials       11.23%
  Transportation &
   Services              3.40%
  Consumer Staples      13.61%
  Convertible Bonds      0.69%
  Consumer Cyclical     15.43%
  Financial              1.10%

Chart - Top 10 Equity Holdings
                                            Market      Percent
                                        Value (000's)   of Total
  SBC Communications, Inc.              $   3,490       1.68%
  Williams Companies, Inc.                  2,664       1.28%
  International Business Machines Corp.     2,597       1.25%
  Bob Evans Farms, Inc.                     2,437       1.17%
  Brush Wellman, Inc.                       2,423       1.17%
  Comsat Corp                               2,411       1.16%
  USX-Marathon Group                        2,258       1.09%
  Alza Corp                                 2,241       1.08%
  Basset Furniture Industries, Inc.         2,190       1.06%
  Brinker International                     2,188       1.05%
  Top 10 Equity Holdings Total:         $  24,899      11.99%

  NOTE: All market values based on 3/31/98 statement of assets.


Sincerely,
/s/David B. Anderson
David B. Anderson
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.



FINANCIAL STATEMENTS
Statement of Net Assets
March 31, 1998 (unaudited)
                                                                   Market
        Shares  Company                                             Value

COMMON STOCKS - 79.47%
Basic Materials - 11.23%
         5,000  Aluminum Co. of America                    $      344,062
        85,000  Brush Wellman, Inc.                             2,422,500
	20,000	Carpenter Technology Corp. 			1,080,000
        12,000  Corning, Inc.                                     531,000
	69,150	Cyprus Amax Minerals Co. 			1,149,619
        10,000  duPont (E.I.) deNemours & Co.                     680,000
        25,000  Eastman Chemical Co.                            1,685,938
       100,000  Engelhard Corp.                                 1,900,000
         7,000  Georgia Pacific Corp.                             453,250
         7,000  Georgia Pacific Corp. Timber Group                179,812
         7,000  Hercules, Inc.                                    345,625
	35,000	International Paper Co. 			1,638,438
	52,000	Mallinckrodt Group, Inc. 			2,054,000
        48,000  Nalco Chemical Co.                              1,947,000
        15,000  Newmont Mining Co.                                458,437
        10,000  Rohm & Haas Co.                                 1,033,125
        27,000  Union Camp Corp.                                1,613,250
        35,000  Weyerhaeuser Co.                                1,977,500
       100,000  Worthington Industries, Inc.                    1,812,500
                                                               23,306,056
Capital Goods - 5.45%
        30,000  Aeroquip-Vickers, Inc.                          1,734,375
        50,000  Browning Ferris Industries, Inc.                1,631,250
       125,000  Calgon Carbon Corp.                             1,460,937
	33,000	Cooper Industries, Inc. 			1,961,438
         7,000  Deere & Co.                                       433,562
         2,500  Fluor Corp.                                       124,375
        18,000  Global Industries Technologies, Inc.              297,000
        12,000  Grainger (W.W.), Inc.                           1,233,750
        40,000  Snap-On, Inc.                                   1,825,000
        20,000  Waste Management International PLC                616,250
                                                               11,317,937
Consumer Cyclical - 15.43%
        40,000  American Greetings Corp.                        1,840,000
        34,216  Ascent Entertainment Group                        352,852
        71,375  Bassett Furniture Industries, Inc.              2,190,320
        12,000  Black & Decker Corp.                              636,750
        40,000  Block (H&R), Inc.                               1,902,500
        40,000  Brown Group, Inc.                                 575,000
        15,000  Cognizant Corp.                                   860,625
        50,000  Dillards, Inc.                                  1,846,875
	45,000	Donnelley (R.R.) & Sons Co. 			1,847,813
        28,000  Dun & Bradstreet                                  957,250
         5,000  Ford Motor Co.                                    324,062
        14,000  Gannett Co., Inc.                               1,006,250
        18,000  General Motors Corp.                            1,213,875
        40,000  Genuine Parts Co.                               1,525,000
	30,000	Hillenbrand Industries, Inc. 			1,846,875
        50,000  Limited,  Inc.                                  1,434,375
        15,000  Masco Corp.                                       892,500
        10,000  May Department Stores Co.                         635,000
        15,000  Media General, Inc., Class A                      737,812
	25,000	Mercantile Stores Co., Inc. 			1,679,688
	25,000	Penney (J.C.) & Co., Inc. 			1,892,188
        18,000  Pharmacia & Upjohn, Inc.                          787,500
        25,000  Readers Digest Assc. `A'                          682,812
       100,000  Sensormatic Electronics Corp.                   1,637,500
       120,000  Stride Rite Corp.                               1,627,500
        25,000  Toys `R' Us, Inc.                                 751,563
        10,000  US West Media Group                               347,500
                                                               32,031,985
Consumer Staples - 13.61%
        10,000  Abbott Laboratories                               753,125
        50,000  Alza Corp.                                      2,240,625
        10,000  American Home Products Corp.                      953,750
        10,000  Anheuser-Busch Companies, Inc.                    463,125
	95,000	Archer-Daniels-Midland Co. 			2,084,062
        50,000  Bard (C.R.), Inc.                               1,837,500
       115,000  Bob Evans Farms, Inc.                           2,436,563
       100,000  Brinker International                           2,187,500
	17,500	Bristol-Myers Squibb Co. 			1,825,469
        25,000  Covance, Inc.                                     614,062
	70,000	Darden Restaurants, Inc. 			1,089,375
        10,000  Eastman Kodak Co.                                 648,750
        25,000  Heinz H.J. Co.                                  1,459,375
        40,000  International Flavors & Fragrances, Inc.        1,885,000
        15,000  Kimberly Clark Corp.                              751,875
        95,000  Lance, Inc.                                     2,161,250
        10,000  Merck & Co., Inc.                               1,283,750
	75,000	Mylan Laboratories, Inc. 			1,725,000
        65,000  Rubbermaid, Inc.                                1,852,500
                                                               28,252,656
Energy - 8.29%
        12,000  Amoco Corp.                                     1,036,500
        17,000  Atlantic Richfield Co.                          1,336,625
        40,000  Baker Hughes, Inc.                              1,610,000
        10,000  Burlington Resources, Inc.                        479,375
	30,000	Dresser Industries, Inc. 			1,441,875
        30,000  Halliburton Co.                                 1,505,625
        25,000  Kerr-McGee Corp.                                1,739,062
	75,000	Mitchell Energy & Development 			1,992,188
        25,000  Phillips Petroleum Co.                          1,248,438
        15,000  Schlumberger Limited                            1,136,250
        60,000  Union Pacific Resources Group, Inc.             1,432,500
        60,000  USX-Marathon Group                              2,257,500
                                                               17,215,938
Financial - 1.10%
         6,000  AON Corp.                                         388,500
        10,000  First Chicago NBD Corp.                           881,250
        20,000  Liberty Corp. S.C.                              1,020,000
                                                                2,289,750
Technology - 6.16%
         7,500  AMP, Inc.                                         328,594
        40,000  Apple Computer, Inc.                            1,100,000
        20,000  Boeing Co.                                      1,042,500
         1,000  Cisco Systems, Inc.                                68,375
	25,000	Digital Equipment Corp. 			1,307,812
        10,000  Electronic Data Systems Corp.                     458,750
        25,000  International Business Machines Corp.           2,596,875
         5,000  Lucent Technologies, Inc.                         639,375
        30,000  Motorola, Inc.                                  1,818,750
        40,000  Novell, Inc.                                      428,750
        20,000  Perkin-Elmer Corp.                              1,446,250
         1,147  Raytheon Co. Class A                               65,236
        15,000  Telxon Corp.                                      397,500
	20,000	Texas Instruments, Inc. 			1,082,500
                                                               12,781,267
Transportation & Services - 3.40%
	50,000	CNF Transportation, Inc. 			1,796,875
        20,000  Consolidated Freightways Corp.                    340,000
         3,000  Cotelligent Group, Inc.                            88,875
         8,000  CSX Corp.                                         476,000
        24,000  FDX Corp.                                       1,707,000
        15,000  Norfolk Southern Corp.                            560,625
         7,500  Roadway Express, Inc.                             184,218
	45,000	Southwest Airlines Co.  			1,330,313
        10,000  Union Pacific Corp.                               561,875
                                                                7,045,781
Utilities - 14.80%
        28,000  AT&T Corp.                                      1,837,500
        40,000  Ameren Corp.                                    1,685,000
        16,000  Bell Atlantic Corp.                             1,640,000
        25,000  Bell South Corp.                                1,689,062
        35,000  Central & South West Corp.                        936,250
        70,000  Comsat Corp.                                    2,410,625
	40,000	Dominion Resources, Inc., VA  			1,680,000
         6,000  Duke Energy Corp.                                 357,375
        60,000  Entergy Corp.                                   1,785,000
	45,000	Florida Progress Corp.  			1,875,938
        12,000  GTE Corp.                                         718,500
        75,000  Niagara Mohawk Power Corp.                        975,000
	80,000	SBC Communications, Inc. 			3,490,000
        50,000  Scana Corp.                                     1,546,875
        40,000  Texas Utilities Co.                             1,572,500
	25,000	U. S. West Communication Group 			1,368,750
        62,000  Unicom Corporation                              2,170,000
	83,250	Williams Companies, Inc. 			2,664,000
        10,000  Wisconsin Energy Corp.                            306,875
                                                               30,709,250
TOTAL COMMON STOCKS - 79.47%                                  164,950,620

        Face                                                       Market
        Amount  Description                                         Value
CONVERTIBLE CORPORATE BONDS - 0.69%
$      500,000  Telxon Corp., Cv. Sub. Deb.,
                7.50%, due June 1, 2012                   $       520,000
     1,000,000  WMX Technologies, Inc., Cv. Sub. Notes,
                2.00%, due January 24, 2005                       914,370
TOTAL CONVERTIBLE CORPORATE BONDS - 0.69% 			1,434,370

SHORT-TERM CORPORATE NOTES - 16.94%
$    1,500,000  Abbott Laboratories,
                5.47%, due April 22, 1998                  $    1,494,986
     1,500,000  American Greetings Corp.,
                5.54%, due April 3, 1998                        1,499,307
     1,500,000  Anheuser-Busch Cos., Inc.,
                5.46%, due April 8, 1998                        1,498,180
     1,500,000  Archer-Daniels-Midland Co.,
                5.47%, due April 1, 1998                        1,499,772
     1,500,000  Archer-Daniels-Midland Co.,
                5.50%, due May 4, 1998                          1,492,208
     1,500,000  Atlantic Richfield Co.,
                5.51%, due April 28, 1998                       1,493,572
     1,500,000  Bell Atlantic Network Funding,
                5.51%, due April 21, 1998                       1,495,179
     1,500,000  Campbell Soup Co.,
                5.48%, due May 22, 1998                         1,488,127
     1,500,000  Chevron USA, Inc.,
                5.49%, due April 7, 1998                        1,498,399
     1,500,000  Coca-Cola Co.,
                5.44%, due April 3, 1998                        1,499,320
     1,500,000  Coca-Cola Co.,
                5.48%, due April 24 1998                        1,494,520
     1,500,000  Deere & Co.,
                5.53%, due April 8, 1998                        1,498,157
     1,000,000  Disney Walt Co.,
                5.46%, due April 13, 1998                         998,028
     1,500,000  Disney Walt Co.,
                5.46%, due April 15, 1998                       1,496,588
     1,500,000  Duke Energy,
                5.48%, due April 17, 1998                       1,496,118
     1,500,000  Eastman Kodak Co.,
                5.50%, due April 23, 1998                       1,494,729
     1,500,000  Gannett Inc.,
                5.44%, due April 9, 1998                        1,497,960
     1,500,000  Heinz Co.,
                5.49%, due May 13, 1998                         1,490,164
     1,500,000  International Business Machines,
                5.43%, due April 21, 1998                       1,495,249
     1,000,000  Monsanto Co.,
                5.50%, due May 8, 1998                            994,194
     1,500,000  Penny's (J.C.) Co.,
                5.54%, due April 14, 1998                       1,496,768
     1,000,000  Proctor & Gamble Co.,
                5.50%, due April 1, 1998                          999,847
     1,500,000  Progress Capital Co.,
                5.53%, due April 6, 1998                        1,498,618
     1,500,000  Shell Oil Company,
                Series A, 5.45%, due May 1, 1998                1,492,960
       750,000  Texaco, Inc.,
                5.51%, due April 14, 1998                         748,393
TOTAL SHORT-TERM CORPORATE NOTES - 16.94%                      35,151,343

GOVERNMENT SPONSORED ENTERPRISES - 3.35%
$    1,000,000  Federal Home Loan Bank Corp.
                Discount Notes, 5.34%, due May 13, 1998    $      993,622
     2,000,000  Federal Home Loan Mortgage Corp.
                Discount Notes, 5.30%, due May 29, 1998         1,982,628
     2,000,000  Federal National Mortgage Assn.
                Discount Notes, 5.43%, due April 29, 1998       1,991,252
     2,000,000  Federal National Mortgage Assn.
                Discount Notes, 5.40%, due June 12, 1998        1,978,100
TOTAL GOVERNMENT SPONSORED ENTERPRISES - 3.35%                  6,945,602

REPURCHASE AGREEMENT - 0.03%
        65,000  Northern Trust Co.,
                5.88%, due April 1, 1998
                (Collateralized by U.S. Treasury Notes,
                6.25%, due April 30, 2001)                         65,000
TOTAL INVESTMENTS - 100.48%                                $  208,546,935

Other assets less liabilities - (0.48%)                         (995,696)

TOTAL NET ASSETS - 100.00%
	(equivalent to $20.64 per share;
        20,000,000 shares of $1.00 par value
	capital shares authorized;
        10,055,440 shares outstanding)                     $  207,551,239


BASIS OF DETERMINING MARKET VALUE. Each investment is valued at the latest sales price on March 31, 1998, as reported by the principal exchange on which the issue is listed. If no sale is reported, or if unlisted, the average of the latest bid and asked price is used.

This report has been prepared for the information of the Shareholders of Scout Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



Board of Directors
and Officers

Board of Directors
Larry D. Armel
  William E. Hoffman, D.D.S.
  Eric T. Jager
  Stephen F. Rose
  Stuart Wien

Officers
  Larry D. Armel, President
  P. Bradley Adams, Vice President & Treasurer
  Michael A. Brummel, Vice President
  Martin A. Cramer, Vice President & Secretary
  John G. Dyer, Vice President
  Constance E. Martin, Vice President

Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Auditors
  Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young,
  Philadelphia, Pennsylvania
  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri

Jones & Babson Mutual Funds
P.O. Box 410498
Kansas City, MO 64141-0498
TOLL-FREE (800) 996-2862
www.umb.com


JB22A                                   5/98